NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES (Tables)	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Accounts receivable, net
Accounts receivable consist of the following:

	December 31	December 31
	2017	2016
Accounts receivable related parties	1,839,044	1,469,686
Less: Allowance for doubtful accounts	(91,952)	(73,484)
Accounts receivable, net	$1,747,092	$1,396,202